CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' Deficit CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018	¥ 1,809	¥ (9,186)	¥ 41,918,936	¥ (34,708)	¥ (35,039,810)	¥ 6,837,041	¥ (15,896)	¥ 6,821,145
Balance (in shares) at Dec. 31, 2018 | shares	1,057,731,012	(6,931,980)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value							(126,590)
Purchase of capped call options and zero-strike call options in connection with issuance of convertible senior notes			(1,939,567)			(1,939,567)		(1,939,567)
Share based compensation of share options			329,693			329,693		329,693
Exercise of share options	¥ 22		50,768			50,790		50,790
Exercise of share options (in shares) | shares	12,775,127
Share based compensation of restricted shares			3,802			3,802		3,802
Vesting of share options			329,693			329,693		329,693
Cancellation of restricted shares	¥ (4)	¥ 9,186	(9,186)			(4)		(4)
Cancellation of restricted shares (in shares) | shares	(3,038,262)	2,300,762
Capital injection by non-controlling interests							47,124	47,124
Foreign currency translation adjustment				(168,340)		(168,340)		(168,340)
Net loss					(11,286,511)	(11,286,511)	(9,141)	(11,295,652)
Balance at Dec. 31, 2019	¥ 1,827		40,227,856	(203,048)	(46,326,321)	(6,299,686)	22,087	(6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares	1,067,467,877	(2,995,217)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation of restricted shares (in shares) | shares		1,636,001
Cumulative effect of adoption of new accounting standard					(22,969)	(22,969)		(22,969)
Accretion on redeemable non-controlling interests to redemption value							(311,670)
Issuance of ordinary shares	¥ 448		34,571,809			34,572,257		34,572,257
Issuance of ordinary shares (in shares) | shares	262,775,000
Issuance of restricted share units	¥ 4		54,508			54,512		54,512
Issuance of restricted share units (in shares) | shares	2,113,469
Share based compensation of share options			177,543			177,543		177,543
Conversion of convertible senior notes to ordinary shares	¥ 309		3,962,990			3,963,299		3,963,299
Conversion of convertible senior notes to ordinary shares (in shares) | shares	181,872,811
Exercise of share options	¥ 91		187,427			187,518		¥ 187,518
Exercise of share options (in shares) | shares	14,814,462	439,038						15,253,500	15,253,500
Share based compensation of restricted shares			9,551			9,551		¥ 9,551
Vesting of share options			177,543			177,543		177,543
Cancellation of restricted shares (in shares) | shares	(12,516)	12,516
Capital withdrawal by non-controlling interests							(15,000)	(15,000)
Foreign currency translation adjustment				137,596		137,596		137,596
Net loss					(5,299,120)	(5,299,120)	(4,962)	(5,304,082)
Balance at Dec. 31, 2020	¥ 2,679		78,880,014	(65,452)	(51,648,410)	27,168,831	2,125	27,170,956
Balance (in shares) at Dec. 31, 2020 | shares	1,529,031,103	(2,491,715)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation of restricted shares (in shares) | shares		51,948
Accretion on redeemable non-controlling interests to redemption value							(6,586,579)
Settlement of capped call options and zero strike call options (Note 11(ii))		¥ (1,849,600)	1,849,600
Settlement of capped call options and zero strike call options (Note 11(ii)) (in shares) | shares		(16,402,643)
Issuance of ordinary shares	¥ 85		12,677,469			12,677,554		12,677,554
Issuance of ordinary shares (in shares) | shares	53,292,401
Issuance of restricted share units			148,869			148,869		148,869
Issuance of restricted share units (in shares) | shares	549,376
Share based compensation of share options			552,155			552,155		552,155
Conversion of convertible senior notes to ordinary shares								4,348,212	$ 682,329
Exercise of share options	¥ 14		120,925			120,939		¥ 120,939
Exercise of share options (in shares) | shares	8,891,011	228,037						9,119,048	9,119,048
Share based compensation of restricted shares	¥ 1		457,985			457,986		¥ 457,986
Vesting of share options			552,155			552,155		552,155
Conversion of convertible senior notes to ordinary shares - related parties	¥ 12		148,381			148,393		148,393
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	7,219,872
Conversion of convertible senior notes to ordinary shares -third party	¥ 101		4,199,718			4,199,819		4,199,819
Conversion of convertible senior notes to ordinary shares -third party (in shares) | shares	62,508,996
Shareholder's contribution			18,535			18,535		18,535	$ 2,909
Cancellation of restricted shares (in shares) | shares	(586,068)	586,068
Capital injection by non-controlling interests							100,000	100,000
Foreign currency translation adjustment				(230,345)		(230,345)		(230,345)	(36,146)
Change in unrealized gains related to available-for-sale debt securities				19,497		19,497	4,727	24,224
Net loss					(3,985,730)	(3,985,730)	(31,219)	(4,016,949)	(630,349)
Balance at Dec. 31, 2021	¥ 2,892	¥ (1,849,600)	¥ 92,467,072	¥ (276,300)	¥ (55,634,140)	¥ 34,709,924	¥ 75,633	¥ 34,785,557	$ 5,458,612
Balance (in shares) at Dec. 31, 2021 | shares	1,661,749,433	(18,080,253)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation of restricted shares (in shares) | shares	842,742